Restatement of Previously Issued Financial Statements (Tables)	3 Months Ended
May 28, 2021
Accounting Changes and Error Corrections [Abstract]
Summary of the Effect of Revision on Financial Statement
The following tables summarize the effect of the restatement on each financial statement line item as of May 28, 2021:

	May 28, 2021
	As Previously Reported	Adjustments	As Restated
Balance Sheet (audited)
Class A common stock subject to possible redemption	$218,997,700	$11,002,300	$230,000,000
Class A common stock	$110	$(38)	$72
Additional paid-in capital	$5,008,154	$(5,008,154)	$—
Accumulated deficit	$(8,836)	$(5,994,108)	$(6,002,944)
Total stockholders’ equity (deficit)	$5,000,003	$(11,002,300)	$(6,002,297)
Shares of Class A common stock subject to possible redemption	21,899,770	1,100,230	23,000,000
Shares of Class A common stock	1,100,230	(384,730)	715,500